Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of noncontrolling interests

	December 31,	December 31,
	2023	2022

Infobird Guiyang	$—	$(225,387)
Infobird Anhui	—	(167)
Shanghai Qishuo	—	150,117
Total	$—	$(75,437)